Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000212354 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212354 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212354 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000212354 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000212354 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000212354 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212354 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000212354 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000212354 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000212354 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000212354 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000026756 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026756 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026756 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026756 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026756 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026756 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026756 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026756 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026756 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026756 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026756 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000026755 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026755 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026755 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026755 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026755 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026755 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026755 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026755 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026755 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026755 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026755 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%